Derivative Financial Instruments - Narrative (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Dec. 23, 2025 USD ($)	Jul. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2020 USD ($) instrument	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 NZD ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 EUR (€)	Jun. 30, 2024 GBP (£)
Derivative [Line Items]
Decrease in amount of hedged loan				$ 10.4
Number of instruments terminated | instrument						2
Investment in SuperFrio
Derivative [Line Items]
Obligation to receive		$ 27.0
Net settled cash outflow		$ 1.5
Interest expense
Derivative [Line Items]
Loss to be reclassified in next twelve months			$ 0.1
Interest rate swaps | Loss on debt extinguishment, modifications and termination of derivative instruments
Derivative [Line Items]
Amortization of swap termination costs				$ 1.0	$ 2.5
Cross-currency swap | Designated as Hedging Instrument
Derivative [Line Items]
Cash proceeds	$ 8.2
Series D and Series E Notes | Senior Notes
Derivative [Line Items]
Amount of hedged loan							$ 207.5	€ 820.5		$ 197.0	€ 820.5
Amount of hedged loan | £												£ 78.0
2020 Senior Unsecured Revolving Credit Facility | Credit Facility | Revolving Credit Facility
Derivative [Line Items]
Payments for settlement of hedge						$ 16.4
Fee for termination of derivative instruments remaining in accumulated other comprehensive income						$ 8.7
Australian Intercompany Loan | Intercompany Loan Payable | Foreign currency exchange forwards
Derivative [Line Items]
Amount of hedged loan										$ 153.5
New Zealand Intercompany Loan | Intercompany Loan Payable | Foreign currency exchange forwards
Derivative [Line Items]
Amount of hedged loan									$ 37.5